UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                                                         Investment Company Act file number 811-07038

The Money Market Portfolios
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

Item 1. Reports to Stockholders.

THE MONEY MARKET PORTFOLIOS

Financial Highlights
The Money Market Portfolio
	Six Months Ended
	December 31, 2014			Year Ended June 30,
	(unaudited)	2014	2013	2012	2011	2010
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	—	—	—	(—)[a]	—[a]	0.001
Net realized and unrealized gains
(losses)[a]	—	—	—	—	—	—
Total from investment operations	—[a]	—[a]	—[a]	—[a]	—[a]	0.001
Less distributions from net investment
income	—	—	—	—	(—)[a]	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	—%	—%	—%	—%	0.04%	0.06%

Ratios to average net assets[c]
Expenses before waiver and payments by
affiliates	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses net of waiver and payments by
affiliates[d]	0.08%	0.08%	0.13%	0.13%	0.15%[e]	0.15%
Net investment income (loss)	—%	—%	—%	(—)%[f]	0.04%	0.06%

Supplemental data
Net assets, end of period (000’s)	$18,974,688	$23,491,469	$18,744,530	$14,065,932	$12,092,511	$8,924,640

aAmount rounds to less than $0.001 per share.
bTotal return is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of expense reduction rounds to less than 0.01%.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fRounds to less than 0.01%.

12 | Semiannual Report | The accompanying notes are an integral part of these financial statements. ftinstitutional.com

	THE MONEY MARKET PORTFOLIOS

Statement of Investments, December 31, 2014 (unaudited)

The Money Market Portfolio
	Principal
	Amount*	Value
Investments 92.4%
Certificates of Deposit 22.1%
Bank of Montreal, Chicago Branch, 0.12%, 1/05/15	240,000,000	$240,000,000
Bank of Montreal, Chicago Branch, 0.11%, 1/06/15	275,000,000	275,000,000
Bank of Montreal, Chicago Branch, 0.08%, 1/13/15	90,000,000	90,000,000
Bank of Montreal, Chicago Branch, 0.14%, 2/02/15	250,000,000	250,000,000
Bank of Montreal, Chicago Branch, 0.13%, 2/09/15	275,000,000	275,000,000
Bank of Nova Scotia, Houston Branch, 0.10%, 1/07/15	230,000,000	230,000,000
Bank of Nova Scotia, Houston Branch, 0.11%, 2/04/15	320,000,000	320,001,511
Bank of Nova Scotia, Houston Branch, 0.08%, 2/23/15	225,000,000	225,000,000
Bank of Nova Scotia, Houston Branch, 0.10% - 0.14%, 1/05/15 - 4/01/15	195,000,000	195,000,000
The Toronto-Dominion Bank, New York Branch, 0.17%, 1/09/15	500,000,000	500,000,000
The Toronto-Dominion Bank, New York Branch, 0.11%, 2/12/15	220,000,000	220,000,000
The Toronto-Dominion Bank, New York Branch, 0.19%, 4/08/15	130,000,000	130,000,000
The Toronto-Dominion Bank, New York Branch, 0.19%, 5/04/15	240,000,000	240,000,000
Wells Fargo Bank NA, California Branch, 0.15%, 3/05/15	250,000,000	250,000,000
Wells Fargo Bank NA, California Branch, 0.15%, 3/06/15	250,000,000	250,000,000
Wells Fargo Bank NA, California Branch, 0.17%, 3/11/15	500,000,000	500,000,000
Total Certificates of Deposit (Cost $4,190,001,511)		4,190,001,511
[a]Commercial Paper 56.9%
Chevron Corp., 2/10/15	200,000,000	199,980,000
Chevron Corp., 1/06/15 - 4/20/15	887,997,000	887,902,475
Coca-Cola Co., 1/09/15 - 1/15/15	75,000,000	74,997,861
Eli Lilly & Co., 3/17/15	89,410,000	89,387,648
Export Development Canada, 2/10/15 (Canada)	200,000,000	199,982,222
Export Development Canada, 2/02/15 - 5/04/15 (Canada)	700,000,000	699,863,118
Export Development Canada, 6/08/15 (Canada)	225,000,000	224,871,625
Exxon Mobil Corp., 1/08/15	270,000,000	269,995,800
Exxon Mobil Corp., 1/09/15	100,000,000	99,998,445
Exxon Mobil Corp., 2/04/15	190,000,000	189,987,439
Google Inc., 2/18/15	70,000,000	69,992,533
Merck & Co. Inc., 3/10/15	300,000,000	299,932,000
Merck & Co. Inc., 3/11/15	300,000,000	299,931,000
Merck & Co. Inc., 3/12/15	450,000,000	449,895,000
Microsoft Corp., 1/02/15 - 1/13/15	61,500,000	61,498,811
Microsoft Corp., 1/14/15	230,000,000	229,993,735
Microsoft Corp., 2/18/15	410,000,000	409,948,000
Microsoft Corp., 2/25/15	275,000,000	274,957,986
Procter & Gamble Co., 2/10/15	250,000,000	249,977,778
Procter & Gamble Co., 3/11/15	290,000,000	289,938,858
Procter & Gamble Co., 1/08/15 - 3/16/15	588,860,000	588,797,695
Province of British Columbia, 3/20/15 - 6/19/15	135,800,000	135,750,964
Province of Ontario, 1/05/15 (Canada)	445,000,000	444,994,939
Province of Ontario, 3/02/15 (Canada)	315,000,000	314,947,500
Province of Ontario, 1/02/15 - 3/03/15 (Canada)	355,455,000	355,427,431
Quebec Treasury Bill, 1/05/15 (Canada)	820,000,000	819,992,889
Quebec Treasury Bill, 2/02/15 (Canada)	160,000,000	159,987,200
Royal Bank of Canada, 1/02/15 (Canada)	250,000,000	249,999,722
Royal Bank of Canada, 1/05/15 (Canada)	200,000,000	199,998,667
Royal Bank of Canada, 1/30/15 (Canada)	120,000,000	119,993,233
Royal Bank of Canada, 3/12/15 (Canada)	200,000,000	199,926,111
Royal Bank of Canada, 5/11/15 (Canada)	200,000,000	199,870,000

ftinstitutional.com	Semiannual Report | 13

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS (UNAUDITED)

The Money Market Portfolio (continued)
	Principal
	Amount*	Value
Investments (continued)
[a]Commercial Paper (continued)
Total Capital Canada Ltd., 1/05/15 (France)	225,000,000	$224,998,000
Total Capital Canada Ltd., 2/24/15 (France)	264,000,000	263,960,400
Total Capital Canada Ltd., 2/26/15 (France)	338,000,000	337,947,422
Total Capital Canada Ltd., 3/02/15 (France)	206,500,000	206,465,583
United Parcel Service Inc., 2/02/15	300,000,000	299,968,000
United Parcel Service Inc., 2/03/15	100,000,000	99,990,833
Total Commercial Paper (Cost $10,796,048,923)		10,796,048,923
U.S. Government and Agency Securities 11.1%
[a]FHLB,
1/07/15	100,000,000	99,998,983
1/09/15	284,500,000	284,496,523
2/04/15	642,100,000	642,053,872
[a,b]International Bank for Reconstruction and Development,
1/12/15 (Supranational)	200,000,000	199,998,167
1/20/15 (Supranational)	200,000,000	199,994,986
2/03/15 (Supranational)	300,000,000	299,986,250
1/06/15 - 2/04/15 (Supranational)	250,000,000	249,994,542
[a]U.S. Treasury Bill, 1/02/15	133,000,000	133,000,000
Total U.S. Government and Agency Securities (Cost $2,109,523,323)		2,109,523,323
Total Investments before Repurchase Agreements (Cost $17,095,573,757)		17,095,573,757
[c]Repurchase Agreements 2.3%
Barclays Capital Inc., 0.02%, 1/02/15 (Maturity Value $150,000,167)
Collateralized by U.S. Treasury Notes, 0.875%, 7/31/19 (valued at $153,781,989)	150,000,000	150,000,000
Goldman, Sachs & Co., 0.07%, 1/02/15 (Maturity Value $75,000,292)
Collateralized by U.S. Government and Agency Securities, 1.88%, 9/10/19
(valued at $76,978,946)	75,000,000	75,000,000
HSBC Securities (USA) Inc., 0.06%, 1/02/15 (Maturity Value $205,000,683)
Collateralized by U.S. Government and Agency Securities, 0.00% - 5.50%, 1/08/15 - 11/26/19
(valued at $209,101,992)	205,000,000	205,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.05%, 1/02/15 (Maturity Value $5,000,014)
Collateralized by U.S. Treasury Notes, 2.00%, 7/31/20 (valued at $5,100,037)	5,000,000	5,000,000
Total Repurchase Agreements (Cost $435,000,000)		435,000,000
Total Investments (Cost $17,530,573,757) 92.4%		17,530,573,757
Other Assets, less Liabilities 7.6%		1,444,113,806
Net Assets 100.0%		$18,974,687,563

See Abbreviations on page 21.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe security is traded on a discount basis with no stated coupon rate.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cSee Note 1(b) regarding repurchase agreements.

14 | Semiannual Report | The accompanying notes are an integral part of these financial statements. ftinstitutional.com

THE MONEY MARKET PORTFOLIOS

Financial Statements

Statement of Assets and Liabilities
December 31, 2014 (unaudited)

The Money Market Portfolio

Assets:
Investments in securities, at amortized cost	$17,095,573,757
Repurchase agreements, at value and cost	435,000,000
Total investments	$17,530,573,757
Cash	1,445,065,337
Interest receivable	816,809
Total assets	18,976,455,903
Liabilities:
Payables:
Management fees	1,602,723
Professional fees	98,394
Accrued expenses and other liabilities	67,223
Total liabilities	1,768,340
Net assets, at value	$18,974,687,563
Net assets consist of:
Paid-in capital	$18,977,310,247
Accumulated net realized gain (loss)	(2,622,684)
Net assets, at value	$18,974,687,563
Shares outstanding	18,977,311,845
Net asset value per share	$1.00

ftinstitutional.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 15

THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended December 31, 2014 (unaudited)

The Money Market Portfolio

Investment income:
Interest	$9,047,819
Expenses:
Management fees (Note 3a)	16,267,359
Custodian fees (Note 4)	97,724
Reports to shareholders	4,329
Professional fees	105,079
Other	20,300
Total expenses	16,494,791
Expense reductions (Note 4)	(16,369)
Expenses waived/paid by affiliates (Note 3c)	(7,430,603)
Net expenses	9,047,819
Net investment income	—
Net realized gain (loss) from investments	3,120
Net increase (decrease) in net assets resulting from operations	$3,120

16 | Semiannual Report | The accompanying notes are an integral part of these financial statements. ftinstitutional.com

	THE MONEY MARKET PORTFOLIOS
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

The Money Market Portfolio

	Six Months Ended
	December 31, 2014	Year Ended
	(unaudited)	June 30, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$—	$—
Net realized gain (loss) from investments	3,120	1,371
Net increase (decrease) in net assets resulting from operations	3,120	1,371
Capital share transactions (Note 2)	(4,516,784,634)	4,746,937,620
Net increase (decrease) in net assets	(4,516,781,514)	4,746,938,991
Net assets (there is no undistributed net investment income at beginning or end of period):
Beginning of period	23,491,469,077	18,744,530,086
End of period	$18,974,687,563	$23,491,469,077

ftinstitutional.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 17

THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements (unaudited)

The Money Market Portfolio

1. Organization and Significant Accounting Policies

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio’s significant accounting policies.

a. Financial Instrument Valuation

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), the Portfolio’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

b. Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Portfolio may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Portfolio, in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All repurchase agreements held by the Portfolio at period end, as indicated in the Statement of Investments, had been entered into on December 31, 2014.

c. Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2014, and for all open tax years, the Portfolio has determined that no liability for unrecognized tax benefits is required in the Portfolio’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

18 | Semiannual Report ftinstitutional.com

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Money Market Portfolio (continued)

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Six Months Ended	Year Ended
	December 31, 2014	June 30, 2014
Shares sold	$14,325,273,613	$27,269,023,426
Shares redeemed	(18,842,058,247)	(22,522,085,806)
Net increase (decrease)	$(4,516,784,634)	$4,746,937,620

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Franklin Money Fund, the Franklin Templeton Money Fund Trust, the Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b. TransferAgent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

c. Waiver and Expense Reimbursements

In efforts to prevent a negative yield, Advisers has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the Portfolio and if necessary, make a capital infusion into the Portfolio. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the Portfolio will be able to avoid a negative yield.

ftinstitutional.com Semiannual Report | 19

THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Money Market Portfolio (continued)

3.	Transactions with Affiliates (continued)
d.	OtherAffiliated Transactions

At December 31, 2014, the shares of the Portfolio were owned by the following entities:

		Percentage of
	Shares	Outstanding Shares
Institutional Fiduciary Trust – Money Market Portfolio	16,974,842,685	89.45%
Franklin Money Fund	1,749,049,705	9.22%
Franklin Templeton Money Fund Trust – Franklin Templeton Money Fund	253,419,455	1.33%

4. Expense Offset Arrangement

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the period ended December 31, 2014, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates. At June 30, 2014, the Portfolio had capital loss carryfor-wards of $2,625,804 expiring in 2017.

At December 31, 2014, the cost of investments for book and income tax purposes was the same.

6. Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2014, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

20 | Semiannual Report

ftinstitutional.com

THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Money Market Portfolio (continued)

7. Money Fund Reform

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). It will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing and disclosure. Management is currently evaluating the impact of these rule amendments. Compliance dates for the various amendments range from nine months to two years.

8. Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
FHLB Federal Home Loan Bank

ftinstitutional.com

Semiannual Report | 21

INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

22 | Semiannual Report ftinstitutional.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                   N/A

Item 5. Audit Committee of Listed Registrants.                    N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                   N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2015